New accounting standards and interpretations (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
New accounting standards and interpretations
Current portion of derivative liabilities	$ 510,238	$ 1,616,180	$ 4,106,998
Balance prior to adoption
New accounting standards and interpretations
Long-term portion of derivative liabilities		1,616,180	4,106,998
Changes
New accounting standards and interpretations
Current portion of derivative liabilities		1,616,180	4,106,998
Long-term portion of derivative liabilities		$ (1,616,180)	$ (4,106,998)